SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) DerivativeInstrument $ / shares shares	Dec. 31, 2020 USD ($)	Oct. 13, 2020 $ / shares shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 264,615	$ 11,055
Cash equivalents	22,300	7,600
Restricted cash	400	400
Reduction Of Face Amount Of Letter Of Credit	100
Change in fair value of warrants	8,206
Dividend declared or paid	0	0
Short-term investments	$ 0	$ 53,553
Number of derivative instruments held | DerivativeInstrument	0
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Right of use asset	$ 5,000
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Right of use asset	4,100
Public warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants	$ 49,400
Exercise price | $ / shares	$ 11.50
Private placement warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants	$ 8,200
Exercise price | $ / shares	$ 11.50
Northern Genesis Acquisition Corp. II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unit price | $ / shares			$ 10.00
Number of shares per unit | shares			1
Number of warrants per unit | shares			0.333
Northern Genesis Acquisition Corp. II | Public warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price | $ / shares			$ 11.50
Warrants outstanding | shares	13,800,000
Northern Genesis Acquisition Corp. II | Private placement warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares per warrant | shares			1
Exercise price | $ / shares			$ 11.50
Warrants outstanding | shares	6,700,000
Northern Genesis Acquisition Corp. II | Private placement warrants | Sponsor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued | shares			6,700,000
Price of warrant | $ / shares			$ 1.50
Northern Genesis Acquisition Corp. II | Third party investors
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of units issued | shares			41,400,000
Other income (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrants	$ 8,200